Segment information - Narrative (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) segment	Jun. 30, 2024 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment			3
Total consolidated	$ 822	$ 1,262	$ 1,395	$ 2,006
Cespira | Operating Segments
Segment Reporting Information [Line Items]
Total consolidated	$ 322	$ 10	$ 1,571	$ 10